Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Operating revenue
Brokerage income	¥ 1,523,547	$ 217,864	¥ 1,193,827	¥ 1,144,533
Other income	58,693	8,393	55,087	51,019
Total operating revenue	1,582,240	226,257	1,248,914	1,195,552
Operating costs and expenses
Cost of revenue	(1,153,880)	(165,003)	(855,496)	(729,068)
Cost of other income	(6,387)	(913)	(12,790)	(19,938)
Selling expenses	(220,285)	(31,500)	(192,425)	(204,261)
General and administrative expenses	(136,346)	(19,497)	(146,769)	(119,404)
Research and development expenses	(58,688)	(8,392)	(62,391)	(71,842)
Total operating costs and expenses	(1,575,586)	(225,305)	(1,269,871)	(1,144,513)
Operating income/(loss)	6,654	952	(20,957)	51,039
Other income/(expenses)
Interest income	4,047	579	4,139	2,789
Unrealized exchange loss	(927)	(133)	(684)	(436)
Investment loss	(328)	(47)	(511)	(1,656)
Others, net	1,326	189	17,179	18,401
Profit/(Loss) before income tax, and share of income/(loss) of equity method investee	10,772	1,540	(834)	70,137
Income tax expense	(7,194)	(1,029)	(135)	0
Share of income/(loss) of equity method investee	(40)	(6)	1,535	417
Net profit	3,538	505	566	70,554
Net profit/(loss) attributable to non-controlling interests	(503)	(73)	1,215	366
Net profit/(loss) attributable to Huize Holding Limited's shareholders	¥ 4,041	$ 578	¥ (649)	¥ 70,188
Weighted average number of common shares used in computing net profit/(loss) per share
Basic	1,009,159,442	1,009,159,442	997,172,042	1,000,940,698
Diluted	1,009,159,442	1,009,159,442	997,172,042	1,000,940,698
Net profit/(loss) per share attributable to common shareholders
Basic | (per share)	¥ 0	$ 0	¥ 0	¥ 0.07
Diluted | (per share)	¥ 0	$ 0	¥ 0	¥ 0.07
Net profit/(loss)	¥ 3,538	$ 505	¥ 566	¥ 70,554
Foreign currency translation adjustment, net of tax	(1,831)	(262)	1,196	3,635
Comprehensive income	1,707	243	1,762	74,189
Comprehensive income/(loss) attributable to non-controlling interests	(503)	(73)	1,215	366
Comprehensive income attributable to Huize Holding Limited's shareholders	¥ 2,210	$ 316	¥ 547	¥ 73,823